UNPAID CLAIM AND CLAIM EXPENSES - CUMULATIVE CLAIMS PAID AND INCURRED CLAIMS (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Claims Development [Line Items]
IBNR	$ 4.3	$ 3.8
2020
Claims Development [Line Items]
Cumulative long-term disability incurred claims	27.2
2019
Claims Development [Line Items]
Cumulative long-term disability incurred claims	17.6	17.6
2018
Claims Development [Line Items]
Cumulative long-term disability incurred claims	9.9	9.9
2017
Claims Development [Line Items]
Cumulative long-term disability incurred claims		3.1
2017
Claims Development [Line Items]
IBNR	0.0	0.0
Claim Frequency	119.0	108.0
2017 | 2020
Claims Development [Line Items]
Cumulative long-term disability incurred claims	1.8
2017 | 2019
Claims Development [Line Items]
Cumulative long-term disability incurred claims	2.0	2.0
2017 | 2018
Claims Development [Line Items]
Cumulative long-term disability incurred claims	2.5	2.5
2017 | 2017
Claims Development [Line Items]
Cumulative long-term disability incurred claims		3.1
2018
Claims Development [Line Items]
IBNR		0.0
Claim Frequency	218.0	183.0
2018 | 2020
Claims Development [Line Items]
Cumulative long-term disability incurred claims	5.2
2018 | 2019
Claims Development [Line Items]
Cumulative long-term disability incurred claims	5.2	5.2
2018 | 2018
Claims Development [Line Items]
Cumulative long-term disability incurred claims	7.4	7.4
2019
Claims Development [Line Items]
IBNR		3.8
Claim Frequency	278.0	170.0
2019 | 2020
Claims Development [Line Items]
Cumulative long-term disability incurred claims	6.6
2019 | 2019
Claims Development [Line Items]
Cumulative long-term disability incurred claims	10.4	$ 10.4
2020
Claims Development [Line Items]
IBNR	4.3
Claim Frequency	254.0
2020 | 2020
Claims Development [Line Items]
Cumulative long-term disability incurred claims	$ 13.6